Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 13, 2019
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 13, 2019
Document Effective Date	Dec. 13, 2019
Prospectus Date	Feb. 28, 2019
Class A, I, & Investor Prospectus | MainStay Short Term Bond Fund | Class A
Prospectus:
Trading Symbol	MIXAX
Class A, I, & Investor Prospectus | MainStay Short Term Bond Fund | Investor Class
Prospectus:
Trading Symbol	MIXNX
Class A, I, & Investor Prospectus | MainStay Short Term Bond Fund | Class I
Prospectus:
Trading Symbol	MIXIX
Class A, I, R6, & Investor Prospectus | MainStay Short Term Bond Fund | Class R6
Prospectus:
Trading Symbol	MIXDX